BORROWING, FINANCING AND DEBENTURES - Schedule Of detailed information about Notes - Avon (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)
BORROWING, FINANCING AND DEBENTURES
Annual percentage interest rate	11.30%	11.30%
Notes 8.45% Due March 15, 2043 [Member] | Unsecured Debt [Member]
BORROWING, FINANCING AND DEBENTURES
Main	R$ 104,613	$ 21,609
Annual percentage interest rate	8.45%	8.45%
Maturity	March 15, 2043